Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]	₨ 1,025,568	₨ 1,003,966
India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]	1,025,568	1,003,868
Other geographical [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets	[1]		₨ 98

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.